Business acquisition - Summary of purchase price as of the date of acquisition (Details) - Hordeum Investment, L.P. ¥ in Millions, $ in Millions			1 Months Ended
	Dec. 30, 2024 USD ($)	Dec. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)
Summary of purchase price as of the date of acquisition [Line Items]
Cash	$ 344	¥ 2,473	$ 337
Fair value of previously held equity interests		1,284
Total		¥ 3,757